Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

November 30, 2019

T13-QTLY-0120

1.9862236.105

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 72.2%

	Principal Amount	Value
COMMUNICATION SERVICES – 5.0%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.:
2.45% 6/30/20	$927,000	$928,369
2.80% 2/17/21	1,381,000	1,393,133
3.60% 2/17/23	788,000	823,304
Verizon Communications, Inc.:
2.946% 3/15/22	100,000	102,336
3.125% 3/16/22	2,140,000	2,197,101

		5,444,243

Media – 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	543,000	546,904
4.464% 7/23/22	1,638,000	1,718,546
Comcast Corp.:
3.45% 10/1/21	512,000	526,274
3.70% 4/15/24	788,000	838,032
3.95% 10/15/25	252,000	274,787
Discovery Communications LLC 2.95% 3/20/23	973,000	990,604
The Walt Disney Co.
4.50% 2/15/21	373,000	384,480

		5,279,627

TOTAL COMMUNICATION SERVICES		10,723,870

CONSUMER DISCRETIONARY – 1.8%
Automobiles – 0.9%
BMW US Capital LLC:
2.70% 4/6/22 (a)	466,000	472,369
3.45% 4/12/23 (a)	296,000	307,001
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	500,154
2.30% 2/12/21 (a)	200,000	200,246
Volkswagen Group of America Finance LLC:
2.40% 5/22/20 (a)	200,000	200,230
4.00% 11/12/21 (a)	200,000	206,703

		1,886,703

Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp. 2.625% 1/15/22	378,000	383,531
Starbucks Corp. 3.80% 8/15/25	184,000	198,155

		581,686

Leisure Products – 0.1%
Hasbro, Inc. 2.60% 11/19/22	156,000	156,515

	Principal Amount	Value
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	$860,000	$907,476

Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	266,000	273,658

TOTAL CONSUMER DISCRETIONARY		3,806,038

CONSUMER STAPLES – 4.7%
Beverages – 1.6%
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/23	1,770,000	1,835,117
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	352,000	383,244
Molson Coors Brewing Co.:
3.00% 7/15/26	660,000	663,609
3.50% 5/1/22	322,000	330,457
PepsiCo, Inc. 1.70% 10/6/21	202,000	201,834

		3,414,261

Food & Staples Retailing – 1.1%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	294,000	294,032
CVS Health Corp.:
2.80% 7/20/20	90,000	90,414
3.35% 3/9/21	441,000	448,070
3.70% 3/9/23	1,371,000	1,427,658

		2,260,174

Food Products – 0.3%
Conagra Brands, Inc. 3.80% 10/22/21	512,000	527,147
The JM Smucker Co. 2.50% 3/15/20	203,000	203,288

		730,435

Tobacco – 1.7%
Altria Group, Inc.:
2.85% 8/9/22	460,000	466,622
3.49% 2/14/22	347,000	356,401
3.80% 2/14/24	182,000	191,271
BAT International Finance PLC 3.50% 6/15/22 (a)	378,000	388,808
Imperial Brands Finance PLC:
2.95% 7/21/20 (a)	500,000	501,729
3.125% 7/26/24 (a)	250,000	250,990
3.75% 7/21/22 (a)	200,000	205,975
Philip Morris International, Inc.:
2.625% 2/18/22	93,000	94,314
2.875% 5/1/24	368,000	378,428

2

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
Reynolds American, Inc. 3.25% 6/12/20	$852,000	$856,862

		3,691,400

TOTAL CONSUMER STAPLES		10,096,270

ENERGY – 6.6%
Oil, Gas & Consumable Fuels – 6.6%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,722,000	1,760,896
Cenovus Energy, Inc.:
3.00% 8/15/22	684,000	691,692
3.80% 9/15/23	298,000	308,133
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	41,202
Energy Transfer Operating LP:
4.20% 9/15/23	421,000	440,286
4.50% 4/15/24	280,000	296,036
Enterprise Products Operating LLC:
2.80% 2/15/21	692,000	698,340
2.85% 4/15/21	616,000	622,297
EQT Corp. 2.50% 10/1/20	95,000	94,856
Kinder Morgan Energy Partners LP 3.50% 9/1/23	455,000	471,008
Kinder Morgan, Inc. 3.05% 12/1/19	693,000	693,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 3.202% 9/9/22 (b)(c)	52,000	52,184
3.375% 3/15/23	531,000	543,233
4.50% 7/15/23	347,000	367,852
Newfield Exploration Co. 5.625% 7/1/24	99,000	107,988
Occidental Petroleum Corp.:
2.60% 8/13/21	34,000	34,168
2.70% 8/15/22	30,000	30,249
2.90% 8/15/24	399,000	400,877
3.125% 2/15/22	66,000	66,998
3.20% 8/15/26	313,000	314,833
3 month U.S. LIBOR + 1.450% 3.36% 8/15/22 (b)(c)	184,000	185,097
4.85% 3/15/21	788,000	812,312
Petrobras Global Finance BV 5.299% 1/27/25	460,000	497,720
Petroleos Mexicanos:
6.375% 2/4/21	300,000	311,625
6.49% 1/23/27 (a)	420,000	442,050
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	1,476,000	1,509,893

	Principal Amount	Value
The Williams Cos., Inc. 3.60% 3/15/22	$1,271,000	$1,304,571
Total Capital International S.A. 2.75% 6/19/21	204,000	206,866
Western Midstream Operating LP 5.375% 6/1/21	759,000	781,456

TOTAL ENERGY		14,087,718

FINANCIALS – 30.4%
Banks – 14.2%
Bank of America Corp.:
2.625% 4/19/21	3,812,000	3,846,564
4.20% 8/26/24	496,000	531,470
Barclays PLC:
3.25% 1/12/21	1,203,000	1,214,348
3.932% 5/7/25 (c)	500,000	521,369
BBVA USA:
2.875% 6/29/22	250,000	253,794
3.50% 6/11/21	266,000	270,636
Capital One N.A. 2.15% 9/6/22	250,000	249,523
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	321,838
Citibank N.A. 3.65% 1/23/24	250,000	264,436
Citigroup, Inc.:
2.65% 10/26/20	85,000	85,502
2.70% 10/27/22	3,127,000	3,176,224
4.40% 6/10/25	520,000	561,717
Citizens Bank N.A. 2.55% 5/13/21	500,000	503,442
Credit Suisse AG 2.10% 11/12/21	250,000	250,537
Credit Suisse Group AG 2.593% 9/11/25 (a)(c)	320,000	319,481
Discover Bank 3.35% 2/6/23	1,000,000	1,030,521
Fifth Third Bancorp 2.875% 7/27/20	101,000	101,503
First Horizon National Corp. 3.50% 12/15/20	169,000	171,043
HSBC Holdings PLC 3 month U.S. LIBOR + 1.211% 3.803% 3/11/25 (b)(c)	250,000	261,302
ING Groep N.V. 3.15% 3/29/22	250,000	255,672
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	475,000	480,511
JPMorgan Chase & Co.:
2.55% 3/1/21	4,544,000	4,574,373
2.75% 6/23/20	387,000	388,477

3

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.695% 3.207% 4/1/23 (b)(c)	$500,000	$511,265
KeyBank N.A. 3.30% 2/1/22	250,000	256,796
KeyCorp 2.90% 9/15/20	703,000	708,063
Regions Financial Corp.:
2.75% 8/14/22	886,000	899,749
3.20% 2/8/21	925,000	936,095
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 4.519% 6/25/24 (b)(c)	1,250,000	1,322,599
Santander Holdings USA, Inc. 3.40% 1/18/23	768,000	787,041
SunTrust Banks, Inc. 2.90% 3/3/21	252,000	254,357
Synovus Financial Corp. 3.125% 11/1/22	195,000	196,911
The Huntington National Bank 2.50% 8/7/22	250,000	252,709
Wells Fargo & Co.:
2.10% 7/26/21	3,472,000	3,479,264
4.30% 7/22/27	500,000	548,411
Westpac Banking Corp. 4.11% 7/24/34 (c)	283,000	293,346
Zions Bancorp N.A. 3.35% 3/4/22	250,000	255,765

		30,336,654

Capital Markets – 4.2%
Credit Suisse Group AG 3.574% 1/9/23 (a)	750,000	768,361
Morgan Stanley:
2.50% 4/21/21	99,000	99,611
2.625% 11/17/21	2,879,000	2,910,200
2.72% 7/22/25 (c)	788,000	797,354
4.875% 11/1/22	46,000	49,320
The Goldman Sachs Group, Inc.:
2.625% 4/25/21	3,654,000	3,679,615
3.20% 2/23/23	759,000	780,660

		9,085,121

Consumer Finance – 5.0%
American Express Credit Corp. 2.25% 5/5/21	2,016,000	2,025,511
American Honda Finance Corp.:
1.70% 9/9/21	1,600,000	1,595,048
2.15% 3/13/20	198,000	198,103
Capital One Financial Corp. 3.20% 1/30/23	2,102,000	2,161,275
Caterpillar Financial Services Corp. 2.25% 12/1/19	174,000	174,000

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.339% 3/28/22	$1,500,000	$1,509,230
Hyundai Capital America 2.60% 3/19/20 (a)	90,000	90,089
Synchrony Financial:
2.85% 7/25/22	234,000	236,267
4.25% 8/15/24	542,000	571,565
4.375% 3/19/24	861,000	912,320
Toyota Motor Credit Corp. 2.60% 1/11/22	1,124,000	1,140,155

		10,613,563

Diversified Financial Services – 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	300,000	307,156
4.875% 1/16/24	150,000	162,638
Aon PLC 2.80% 3/15/21	696,000	702,198
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	37,000	37,809
3.95% 7/1/24 (a)	49,000	50,808
Deutsche Bank AG:
3.15% 1/22/21	125,000	125,168
3.30% 11/16/22	1,250,000	1,256,067
General Motors Financial Co., Inc.:
3.20% 7/13/20	792,000	796,147
3.25% 1/5/23	1,600,000	1,626,021
4.20% 3/1/21	449,000	458,469
Intercontinental Exchange, Inc. 3.45% 9/21/23	264,000	277,272
International Lease Finance Corp. 5.875% 8/15/22	211,000	230,244
Mitsubishi UFJ Financial Group, Inc.:
2.623% 7/18/22	250,000	252,907
3.218% 3/7/22	378,000	387,114
Moody’s Corp.:
2.625% 1/15/23	780,000	791,012
2.75% 12/15/21	97,000	98,359
UBS AG 2.45% 12/1/20 (a)	200,000	200,638
Washington Prime Group LP 3.85% 4/1/20	181,000	180,547

		7,940,574

Insurance – 3.3%
AIG Global Funding 2.30% 7/1/22 (a)	493,000	495,027
American International Group, Inc.:
3.30% 3/1/21	285,000	289,189
4.20% 4/1/28	378,000	416,696
4.875% 6/1/22	1,708,000	1,827,944
Aon Corp.:
2.20% 11/15/22	573,000	573,422

4

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
5.00% 9/30/20	$97,000	$99,382
AXA Equitable Holdings, Inc. 3.90% 4/20/23	318,000	333,056
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	367,000	379,413
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	697,000	707,727
3.875% 3/15/24	553,000	587,921
4.80% 7/15/21	301,000	312,739
Pricoa Global Funding I 2.40% 9/23/24 (a)	317,000	319,984
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	607,000	613,945
Unum Group 5.625% 9/15/20	204,000	209,531

		7,165,976

TOTAL FINANCIALS		65,141,888

HEALTH CARE – 7.2%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	200,000	202,629

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories 2.90% 11/30/21	777,000	791,030
Alcon Finance Corp. 2.75% 9/23/26 (a)	200,000	203,216
Becton Dickinson & Co.:
2.894% 6/6/22	420,000	426,421
3 month U.S. LIBOR + 0.875% 2.979% 12/29/20 (b)(c)	171,000	171,106
Boston Scientific Corp. 3.45% 3/1/24	597,000	624,754
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,692,000	1,699,647
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.914% 3/19/21 (b)(c)	187,000	187,035

		4,103,209

Health Care Providers & Services – 1.8%
Anthem, Inc. 2.95% 12/1/22	91,000	93,037
Centene Corp. 4.75% 1/15/25 (a)(d)	165,000	171,415
Cigna Corp.:
3.40% 9/17/21	637,000	651,017
3.75% 7/15/23	174,000	181,906
4.75% 11/15/21 (a)	1,689,000	1,766,821

	Principal Amount	Value
Express Scripts Holding Co. 2.60% 11/30/20	$48,000	$48,253
Humana, Inc. 2.50% 12/15/20	210,000	210,844
UnitedHealth Group, Inc. 2.125% 3/15/21	715,000	716,779

		3,840,072

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	378,000	388,848
Pharmaceuticals – 3.2%
AbbVie, Inc.:
2.30% 11/21/22 (a)	330,000	330,558
2.50% 5/14/20	182,000	182,301
Allergan Funding SCS:
3.00% 3/12/20	287,000	287,477
3.45% 3/15/22	1,464,000	1,495,867
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	508,248
Bristol-Myers Squibb Co.:
2.60% 5/16/22 (a)	367,000	373,277
2.90% 7/26/24 (a)	460,000	474,403
3.20% 6/15/26 (a)	378,000	397,283
Elanco Animal Health, Inc.:
3.912% 8/27/21	291,000	298,401
4.272% 8/28/23	294,000	307,795
GlaxoSmithKline Capital PLC 3.125% 5/14/21	261,000	265,474
Mylan N.V. 3.15% 6/15/21	1,800,000	1,820,635
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	212,610
Zoetis, Inc. 3.45% 11/13/20	29,000	29,339

		6,983,668

TOTAL HEALTH CARE		15,518,426

INDUSTRIALS – 3.6%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	277,000	278,856
United Technologies Corp. 3.35% 8/16/21	422,000	431,577

		710,433

Airlines – 0.9%
American Airlines Pass Through Trust 3.85% 8/15/29	430,000	436,673
Delta Air Lines, Inc.:
2.875% 3/13/20	805,000	806,638
2.90% 10/28/24	460,000	454,747

5

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Airlines – continued
United Airlines Pass Through Trust 3.50% 11/1/29	$295,000	$297,212

		1,995,270

Commercial Services & Supplies – 0.2%
Waste Management, Inc. 2.95% 6/15/24	376,000	388,232

Industrial Conglomerates – 1.0%
General Electric Co. 2.20% 1/9/20	1,301,000	1,300,878
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	172,000	173,235
Roper Technologies, Inc.:
2.80% 12/15/21	196,000	198,636
3.00% 12/15/20	94,000	94,878
3.65% 9/15/23	253,000	265,945

		2,033,572

Machinery – 0.3%
John Deere Capital Corp. 2.60% 3/7/24	109,000	111,238
Wabtec Corp. 4.40% 3/15/24	512,000	543,100

		654,338

Trading Companies & Distributors – 0.9%
Air Lease Corp.:
2.50% 3/1/21	188,000	188,723
2.625% 7/1/22	1,190,000	1,200,225
3.375% 6/1/21	399,000	405,333
4.75% 3/1/20	175,000	176,080

		1,970,361

TOTAL INDUSTRIALS		7,752,206

INFORMATION TECHNOLOGY – 2.7%
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp.:
2.20% 4/1/20	190,000	190,095
3.20% 4/1/24	37,000	38,346

		228,441

IT Services – 0.8%
International Business Machines Corp. 2.85% 5/13/22	300,000	305,738
The Western Union Co. 4.25% 6/9/23	1,290,000	1,361,895

		1,667,633

Semiconductors & Semiconductor Equipment – 0.3%
Analog Devices, Inc. 2.85% 3/12/20	206,000	206,454
Micron Technology, Inc. 4.185% 2/15/27	460,000	483,778

		690,232

	Principal Amount	Value
Software – 0.3%
Oracle Corp. 1.90% 9/15/21	$698,000	$698,204

Technology Hardware, Storage & Peripherals – 1.2%
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	1,689,000	1,739,134
5.45% 6/15/23 (a)	624,000	676,241

		2,415,375

TOTAL INFORMATION TECHNOLOGY		5,699,885

MATERIALS – 0.5%
Chemicals – 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	185,000	191,134
The Mosaic Co. 3.25% 11/15/22	780,000	797,235

TOTAL MATERIALS		988,369

REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Boston Properties LP 3.20% 1/15/25	1,224,000	1,265,292
Brixmor Operating Partnership LP 3.875% 8/15/22	673,000	700,912
Federal Realty Investment Trust 2.55% 1/15/21	179,000	179,843
Healthcare Trust of America Holdings LP 3.50% 8/1/26	30,000	31,271
Omega Healthcare Investors, Inc. 4.375% 8/1/23	467,000	496,805
SBA Tower Trust 2.836% 1/15/25 (a)	137,000	138,572
Simon Property Group LP 2.75% 6/1/23	1,535,000	1,573,505
SITE Centers Corp. 4.625% 7/15/22	37,000	38,603
Welltower, Inc.:
3.625% 3/15/24	296,000	311,186
3.95% 9/1/23	349,000	369,212

		5,105,201

Real Estate Management & Development – 0.7%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,334
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,386
4.10% 10/1/24	19,000	20,079
Tanger Properties LP 3.875% 12/1/23	100,000	102,915

6

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Ventas Realty LP:
2.65% 1/15/25	$277,000	$278,084
3.00% 1/15/30	540,000	536,315
3.125% 6/15/23	342,000	350,936
3.50% 4/15/24	175,000	182,920

		1,517,969

TOTAL REAL ESTATE		6,623,170

UTILITIES – 6.6%
Electric Utilities – 1.9%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	190,000	190,893
2.80% 1/15/23	211,000	214,942
Duke Energy Corp. 1.80% 9/1/21	597,000	595,187
Emera US Finance LP 2.70% 6/15/21	700,000	705,081
Eversource Energy 2.50% 3/15/21	692,000	695,471
Exelon Corp.:
2.85% 6/15/20	94,000	94,343
3.497% 6/1/22	707,000	724,970
ITC Holdings Corp. 2.70% 11/15/22	261,000	264,198
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.75% 3/27/20 (b)(c)	172,000	172,061
The Southern Co. 2.35% 7/1/21	210,000	210,834
Xcel Energy, Inc. 2.40% 3/15/21	99,000	99,440

		3,967,420

Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 2.375% 6/1/20	696,000	696,919

Multi-Utilities – 4.4%
American Electric Power Co., Inc. 2.15% 11/13/20	716,000	717,087
CenterPoint Energy, Inc. 2.50% 9/1/22	685,000	689,593
Consolidated Edison, Inc. 2.00% 5/15/21	301,000	301,137
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	591,000	592,325
Dominion Energy, Inc.:
2.00% 8/15/21	2,058,000	2,054,704
2.715% 8/15/21	288,000	289,853
DTE Energy Co. 2.25% 11/1/22	460,000	459,147

	Principal Amount	Value
NiSource, Inc.:
2.65% 11/17/22	$197,000	$199,211
2.95% 9/1/29	285,000	285,097
3.65% 6/15/23	941,000	983,210
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	211,000	210,785
2.65% 11/15/22	211,000	214,023
Sempra Energy:
2.40% 3/15/20	607,000	607,348
2.85% 11/15/20	186,000	187,197
2.90% 2/1/23	340,000	345,948
Virginia Electric & Power Co. 2.75% 3/15/23	206,000	210,042
WEC Energy Group, Inc.:
3.10% 3/8/22	294,000	300,079
3.375% 6/15/21	781,000	796,403

		9,443,189

TOTAL UTILITIES		14,107,528

TOTAL NONCONVERTIBLE BONDS (Cost $152,437,947)		154,545,368

U.S. Treasury Obligations – 20.2%
U.S. Treasury Notes:
1.125% 2/28/21	6,825,200	6,776,944
1.875% 9/30/22	1,615,700	1,627,881
2.125% 3/31/24	2,018,000	2,059,464
2.375% 8/15/24	4,843,200	5,004,388
2.625% 6/30/23 to 2/15/29	13,439,600	13,969,580
2.75% 6/30/25	4,843,200	5,119,035
2.875% 11/30/25	8,075,200	8,614,913

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,909,390)		43,172,205

Collateralized Mortgage Obligations – 3.4%

PRIVATE SPONSOR – 2.6%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	142,137
Barclay’s Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	526,750
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	223,645
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 2.685% 10/15/36 (a)(b)(c)	404,000	404,379

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Collateralized Mortgage Obligations – continued

	Principal Amount	Value
PRIVATE SPONSOR – continued
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 2.80% 11/15/36 (a)(b)(c)	$100,000	$100,000
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	135,611
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	133,000	138,328
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	346,108	347,754
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	115,837
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	268,972
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	276,251
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	788,258
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	146,997	149,322
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 2.765% 9/15/29 (a)(b)(c)	121,000	121,000
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	351,216
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	226,000	240,710
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	274,355
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	302,000	311,288
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/26/29 (a)(b)(c)	122,000	121,617

	Principal Amount	Value
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(b)(c)	$170,389	$174,352
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	340,102	342,387

TOTAL PRIVATE SPONSOR		5,554,169

U.S. GOVERNMENT AGENCY – 0.8%
Fannie Mae:
3.00% 12/01/31	176,809	181,485
3.00% 3/25/48	755,205	771,259
3.00% 10/25/48	288,985	296,221
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	84,005	84,988
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	83,522	83,218
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	87,182	86,659
Federal National Mortgage Association REMIC Series 2019-59, Class AB 2.50% 10/25/39	289,699	291,701

TOTAL U.S. GOVERNMENT AGENCY		1,795,531

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,347,242)		7,349,700

Asset-Backed Securities – 2.5%
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	248,275	247,050
American Credit Acceptance Receivables Trust Series 2019-3, Class A 2.44% 12/12/22 (a)	149,947	150,165
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A2A 2.17% 1/18/23	212,000	212,213
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	338,211
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	203,532
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (a)	264,000	263,981
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (a)	288,631	288,899

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Schedule of Investments (Unaudited) – continued

Asset-Backed Securities – continued

	Principal Amount	Value
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (a)	$270,000	$269,794
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (a)	110,000	109,747
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	247,200
DLL LLC Series 2019-MT3, Class A2 2.13% 1/20/22 (a)	270,000	269,973
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (a)	105,000	104,917
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	262,006
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	205,233
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	332,723
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	198,306
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	150,000	150,456
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	202,000	201,894
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	96,600	96,634
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (a)	235,653	236,204
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (a)	500,000	499,950
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (a)	123,475	123,693
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.228% 10/25/49 (a)	163,753	163,883
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (a)	156,000	155,981

TOTAL ASSET-BACKED SECURITIES (Cost $5,298,062)		5,332,645

U.S Government Agency – Mortgage Securities – 0.5%

Fannie Mae – 0.4%
4.50% 3/1/39 to 9/1/49	791,547	847,659

	Principal Amount	Value
Ginnie Mae – 0.1%
4.50% 6/20/48	$270,348	$284,409

TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,132,550)		1,132,068

Municipal Securities – 0.4%
New York State Urban Development Corp.:
2.55% 3/15/22	285,000	289,007
2.70% 3/15/23	235,000	240,607
State of California 2.400% 10/1/25	220,000	223,359

TOTAL MUNICIPAL SECURITIES (Cost $741,908)		752,973

Money Market Fund – 0.3%

	Shares
Fidelity Cash Central Fund, 1.61% (e) (Cost $675,922)	675,795	675,930

TOTAL INVESTMENT IN SECURITIES –99.5% (Cost $210,543,021)		212,960,889

NET OTHER ASSETS (LIABILITIES) – 0.5%		1,029,570

NET ASSETS – 100.0%		$213,990,459

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,981,029 or 9.8% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

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Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,393

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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